Employee-related expenditure - Analysis of employee costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Employee-related expenditure
Labour	R 33,655	R 32,141	R 31,683
Salaries, wages and other employee-related expenditure	31,415	30,068	29,786
Post-retirement benefits	2,240	2,073	1,897
Share-based payment expenses	1,033	1,139	1,905
equity-settled	1,033	1,164	1,927
cash-settled		(25)	(22)
Total employee-related expenditure	34,688	33,280	33,588
Costs capitalised to projects	(1,144)	(825)	(740)
Total employee benefits expense	R 33,544	R 32,455	R 32,848